Financial instruments risk management (Schedule of Fair Value Hierarchy of Financial Instruments) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2021 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	₪ 44,113	$ 12,532		₪ 31,056
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	116,762			154,090
Financial liabilities at fair value through profit or loss	0			0
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	0			0
Financial liabilities at fair value through profit or loss	0			0
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	44,113			31,056
Financial liabilities at fair value through profit or loss	₪ 0			₪ 13,960

[1]	Convenience Translation into US Dollars.